LEASE AND OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Lease And Other Receivables Net
SCHEDULE OF LEASE AND OTHER RECEIVABLES, NET

As of December 31, 2023, and 2022, lease and other receivables, net were as follows:

		2023	2022

(a)	Lease receivables, net	$2,703,760	$1,644,555
(b)	Tenant notes receivables - short term, net	804,749	751,908
	Others	49,479	120,062
	Sub-total	3,557,988	2,516,525
	Tenant notes receivable - long term, net	6,002,315	6,796,584
	Lease and other receivables, net	$9,560,303	$9,313,109

SCHEDULE OF GROSS CARRYING AMOUNT AND LOSS ALLOWANCE PROVISION FOR LEASE RECEIVABLES

The gross carrying amount and loss allowance provision for lease receivables was as follows as of December 31, 2023 and 2022:

	2023	2022
Gross carrying amount	$3,535,565	$4,290,892
Loss allowance provision	(831,805)	(2,646,337)
Lease receivables, net	$2,703,760	$1,644,555

SCHEDULE OF GROSS CARRYING AMOUNT AND LOSS ALLOWANCE PROVISION FOR TENANT NOTES RECEIVABLES

The gross carrying amount and loss allowance provision for tenant notes receivables as of December 31, 2023 and 2022 was as follows:

	2023	2022
Gross carrying amount - short term	$818,250	$764,523
Loss allowance provision - short term	(13,501)	(12,615)
Tenant notes receivables - short term, net	$804,749	$751,908
Gross carrying amount - long term	6,103,015	6,910,609
Loss allowance provision - long term	(100,700)	(114,025)
Tenant notes receivables - long term, net	$6,002,315	$6,796,584

SCHEDULE OF CREDIT LOSS ALLOWANCE PROVISION FOR LEASE RECEIVABLES AND TENANT NOTES RECEIVABLES

The expected credit loss allowance provision for lease receivables and tenant notes receivables as of December 31, 2023, 2022 and 2021 reconciled to the opening loss allowance for that provision as follows:

	2023
	Lease Receivables	Tenants Notes Receivables	Total

Beginning balance	$2,646,337	$126,640	$2,772,977
Adjustments in loan loss allowance recognized in profit or loss during the year	(81,017)	(6,706)	(87,723)
Receivables written-off during the year as uncollectible	(1,733,515)	(5,733)	(1,739,248)
Ending balance	$831,805	$114,201	$946,006

	2022
	Lease Receivables	Tenants Notes Receivables	Total

Beginning balance	$1,294,649	$62,089	$1,356,738
Adjustments in loan loss allowance recognized in profit or loss during the year	1,406,439	64,551	1,470,990
Receivables written-off during the year as uncollectible	(54,751)	—	(54,751)
Ending balance	$2,646,337	$126,640	$2,772,977

	2021
	Lease Receivables	Tenants Notes Receivables	Total

Beginning balance	$243,245	$51,360	$294,605
Adjustments in loan loss allowance recognized in profit or loss during the year	1,051,404	10,729	1,062,133
Receivables written-off during the year as uncollectible	—	—	—
Ending balance	$1,294,649	$62,089	$1,356,738